Form N-1A Supplement	May 31, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Supplement dated July 21, 2026
to the Prospectus and Summary Prospectus, each as supplemented, of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust II
Columbia Flexible Capital Income Fund	10/1/2025
The information in the Fees and Expenses table and under the heading "Example" in the “Fees and Expenses of the Fund” section of the Summary Prospectus and in the “Summary of the Fund – Fees and Expenses of the Fund” section of the Prospectus is hereby superseded and replaced with the following:
Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Classes Inst, Inst2, Inst3 and S
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75%	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	1.00%(a)	1.00%(b)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class Inst	Class Inst2	Class Inst3	Class S
Management fees	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.00%	0.00%	0.00%
Other expenses	0.11%	0.11%	0.11%	0.08%	0.04%	0.11%
Acquired fund fees and expenses	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%
Total annual Fund operating expenses(c)	1.20%	1.95%	0.95%	0.92%	0.88%	0.95%
(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)
This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
(c)
“Total annual Fund operating expenses” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus because the ratio of expenses to average net assets does not include acquired fund fees and expenses.
 Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
■
you invest $10,000 in the applicable class of Fund shares for the periods indicated,
■
you redeem all your shares at the end of the period,
■
your investment has a 5% return each year, and
■
the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$690	$934	$1,197	$1,946
Class C (assuming redemption of all shares at the end of the period)	$298	$612	$1,052	$2,080
Class C (assuming no redemption of shares)	$198	$612	$1,052	$2,080
Class Inst (whether or not shares are redeemed)	$97	$303	$525	$1,166
Class Inst2 (whether or not shares are redeemed)	$94	$293	$509	$1,131
Class Inst3 (whether or not shares are redeemed)	$90	$281	$488	$1,084
Class S (whether or not shares are redeemed)	$97	$303	$525	$1,166
The rest of the section remains the same.

S000033329 [Member]
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Supplement dated July 21, 2026
to the Prospectus and Summary Prospectus, each as supplemented, of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust II
Columbia Flexible Capital Income Fund	10/1/2025
The information in the Fees and Expenses table and under the heading "Example" in the “Fees and Expenses of the Fund” section of the Summary Prospectus and in the “Summary of the Fund – Fees and Expenses of the Fund” section of the Prospectus is hereby superseded and replaced with the following:
Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Classes Inst, Inst2, Inst3 and S
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75%	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	1.00%(a)	1.00%(b)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class Inst	Class Inst2	Class Inst3	Class S
Management fees	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.00%	0.00%	0.00%
Other expenses	0.11%	0.11%	0.11%	0.08%	0.04%	0.11%
Acquired fund fees and expenses	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%
Total annual Fund operating expenses(c)	1.20%	1.95%	0.95%	0.92%	0.88%	0.95%
(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)
This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
(c)
“Total annual Fund operating expenses” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus because the ratio of expenses to average net assets does not include acquired fund fees and expenses.
 Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
■
you invest $10,000 in the applicable class of Fund shares for the periods indicated,
■
you redeem all your shares at the end of the period,
■
your investment has a 5% return each year, and
■
the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$690	$934	$1,197	$1,946
Class C (assuming redemption of all shares at the end of the period)	$298	$612	$1,052	$2,080
Class C (assuming no redemption of shares)	$198	$612	$1,052	$2,080
Class Inst (whether or not shares are redeemed)	$97	$303	$525	$1,166
Class Inst2 (whether or not shares are redeemed)	$94	$293	$509	$1,131
Class Inst3 (whether or not shares are redeemed)	$90	$281	$488	$1,084
Class S (whether or not shares are redeemed)	$97	$303	$525	$1,166
The rest of the section remains the same.